Deferred Tax	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax

16.	Deferred tax
The deferred tax included in the statement of financial position is as follows:

	30 Sep 22	31 Dec 21
	£	£
Included in debtors (note 13)	5,218,041	4,104,324
Included in provisions (note 15)	(2,054,229)	(1,958,233)

	3,163,812	2,146,091

The deferred tax account consists of the tax effect of timing differences in respect of:

	30 Sep 22	31 Dec 21
	£	£
Accelerated capital allowances	(35,748)	(41,829)
Unused tax losses	3,916,736	3,512,706
Business combinations	(2,016,653)	(1,916,404)
Corporate interest restriction	320,882	—
Accrued expenses not yet tax deductible	614,631	197,887
Specific allowance in US subsidiary	363,964	393,731

	3,163,812	2,146,091

Unrecognised deferred tax
The Group has the following unrecognised deferred tax assets and liabilities:

	30 Sep 22	31 Dec 21
	£	£
Unused tax losses	2,544,105	2,018,188
Accrued expenses not yet tax deductible	229,796	115,352

	2,773,901	2,133,540

21.	Deferred tax
The deferred tax included in the statement of financial position is as follows:

	2021 £	2020 £
Included in debtors (note 14)	4,104,324	2,770,219
Included in provisions (note 20)	(1,958,233)	(1,978,716)

	2,146,091	791,503

Unused tax losses
The Group has recognised carried forward deferred tax assets amounting to £2,853,572 (
2020:
£1,777,150) relating to unused UK corporation tax losses of £13,595,618 (
2020:
£9,353,421), which are forecast to be realised during the years ending 31 Dec 2022 and 2023 and will result in an estimated UK tax saving of £2,853,572 (2020
:
£1,777,150
). The deferred tax assets amounting to £1,777,150 as at 31 December 2020 were forecasted to be realised during the years ending 31 Dec 2021 and 31 Dec 2022.
The impact of the change in the rate of UK corporation tax t
o 25% from 1 April 2023 (announced March 2021) has been factored into the asset based on the forecast realisation date.
The Group has recognised carried forward deferred tax assets amounting to £53,610 (2020
:
£123,807) relating to unused Swiss corporation tax losses of CHF472,567 (2020
:
CHF1,071,407), which when realised will result in a Swiss tax saving of CHF66,112 (2020
:
CHF149,890).
The Group has recognised carried forward deferred tax assets amounting to £605,524 (2020
:
£781,007) relating to unused US corporation tax losses of $3,232,320 (2020
:
$4,687,500), which when realised will result in a US tax saving of $819,393 (2020
:
$1,067,637).

Specific allowance in US subsidiary

The Group
also has recognised a deferred tax asset in respect of some tax goodwill arising in a US subsidiary which is being amortised through to 2024. The amortisation charge, which is not recognised in the accounts, is a tax deductible expense and hence will result in a future tax deduction.
Business combinations
The Group has carried forward deferred tax liabilities amounting to £1,916,404 (2020
:
£1,976,805) in relation to separate intangible assets arising on business combinations from 2014 through to 2016. The impact of the change in the rate of UK corporation tax to 25% from 1 April 2023 (announced March 2021) has been factored into the liability based on the forecast realisation date.
Accrued expenses not yet tax deductible
The Group has recognised a deferred tax asset amounting to £197,887 (2020
: £
NIL
) in respect of certain accrued expenses amounting to $1,056,334 (2020
: $
NIL) in a US subsidiary which are not tax deductible until settled. Once realised this will result in a US tax saving of $267,781 (2020
: $
NIL
).

Unrecognised deferred tax
The Group has the following unrecognised deferred tax assets and liabilities:

	2021 £	2020 £
Accelerated capital allowances	—	(64,728)
Unused tax losses	2,018,188	3,551,713
Accrued expenses not yet tax deductible	115,352	176,693
Impact of prior year adjustments	—	496,628
Specific allowance in US subsidiary	—	424,640

	2,133,540	4,584,946

Unused tax losses
In addition to the above, the group has cumulative UK tax losses of £2,347,834 (2020
: £
12,749,082), which if realised at the 2020 UK main corporation tax rate of 19% would generate a tax saving of £446,088 (2020
: £
2,422,326). If utilised at the rate of 25% expected to apply from 1 April 2023 then the tax saving generated from the future utilisation of these losses increases to £586,959 (2020
: £
3,187,271). No deferred tax asset has been recognised in respect of these tax losses due to the uncertain timing of sufficient taxable profits being generated to utilise them.
The group also has cumulative US tax losses relating to three US subsidiaries totalling $7,206,273 (2020
: $
5,316,060
, 2019: $2,019,090),
which if realised at the USA 2021 federal plus state corporation tax rate of 25.35% would generate a tax saving of $1,826,790 (2020
: $
1,347,621). At the USD:GBP exchange rates as of 31 December 2021, this amounts to an unrecognised deferred tax asset of £1,349,978 (2020
: £
985,824). No deferred tax asset has been recognised in respect of these tax losses due to the uncertain timing of sufficient profits being generated to utilise them.

The group also has cumulative French tax losses relating to a French subsidiary totalling EUR1,056,679 (2020
:
EUR605,943), which if realised at the French 2022 corporation tax rate of 25% would result in a tax saving of EUR264,170 (2020
:
EUR160,575). At the EUR:GBP exchange rates as of 31 December 2021, this amounts to an unrecognised deferred tax asset of £222,122 (2020
: £
143,563). No deferred tax asset has been recognised in respect of these tax losses due to the uncertain timing of sufficient profits being generated to utilise them.
Accrued expenses not yet tax deductible
The Group has an unrecognised deferred tax asset amounting to £115,352 (2020
: £
176,693) in respect of certain accrued expenses amounting to $615,759 (2020
: $
952,818) in a US subsidiary which are not tax deductible until settled. Once realised this will result in a US tax saving of $156,095 (2020
: $
241,539). No deferred tax asset has been recognised in respect of these accrued expenses due to the uncertain timing of sufficient profits being generated to utilise them.